CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES
	December 31, 2022	December 31, 2021

Convertible notes-principal	$5,500,000	$-
Convertible notes-discount	(316,060)	-
Convertible notes-interest	366,667	-
Total	$5,550,607	$-